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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22005

Evergreen Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Global Dividend Opportunity Fund, for the quarter ended July 31, 2008. This one series has an October 31 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 87.1%
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
Copano Energy, LLC	United States	528,800	$16,572,592
Genesis Energy, LP	United States	45,300	836,691
Southwestern Energy Co. *	United States	103,700	3,765,347

			21,174,630

FINANCIALS 8.9%
Commercial Banks 3.1%
Intesa Sanpaolo SpA	Italy	2,500,000	13,112,686
National City Corp.	United States	40,000	501,252
St. George Bank, Ltd.	Australia	400,000	10,262,346

			23,876,284

Consumer Finance 2.5%
MasterCard, Inc., Class A *	United States	50,000	12,207,500
Visa, Inc., Class A *	United States	100,000	7,306,000

			19,513,500

Insurance 3.3%
Suncorp-Metway, Ltd.	Australia	2,075,300	25,744,242

INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Co., LLC	United States	175,000	3,923,500

INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
Neutral Tandem, Inc.	United States	150,000	2,592,000

TELECOMMUNICATION SERVICES 14.8%
Diversified Telecommunication Services 11.2%
AT&T, Inc. *	United States	38,908	1,198,755
BT Group plc	United Kingdom	3,000,000	10,085,751
Cbeyond, Inc.	United States	150,000	2,577,000
CenturyTel, Inc. *	United States	200,000	7,438,000
Chunghwa Telecom Co., Ltd., ADR	Taiwan	500,000	12,595,000
Deutsche Telekom AG	Germany	750,000	13,029,027
General Communication, Inc., Class A	United States	150,000	1,345,500
Shenandoah Telecommunications Co. +	United States	226,944	3,424,585
Telstra Corp., Ltd.	Australia	7,500,000	31,488,735
Verizon Communications, Inc. *	United States	110,000	3,744,400

			86,926,753

Wireless Telecommunication Services 3.6%
Rogers Communications, Inc., Class B	Canada	200,000	6,778,000
Vodafone Group plc	United Kingdom	8,000,000	21,477,151

			28,255,151

UTILITIES 59.9%
Electric Utilities 27.4%
Allegheny Energy, Inc. * µ	United States	129,500	6,267,800
E.ON AG	Germany	50,000	9,534,077
Edison International *	United States	100,000	4,834,000
El Paso Electric Co.	United States	75,000	1,549,500
Enel SpA	Italy	5,000,000	46,301,972
Entergy Corp. * µ	United States	95,370	10,196,960
Exelon Corp. *	United States	310,000	24,372,200
FirstEnergy Corp. * µ	United States	580,130	42,668,562
Fortum Oyj	Finland	200,000	8,832,001
FPL Group, Inc. *	United States	50,000	3,226,500
Maine & Maritimes Corp.	United States	18,500	817,145

1

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Portland General Electric Co.	United States	175,000	$4,110,750
PPL Corp. *	United States	78,400	3,681,664
Red Electrica de Espana SA	Spain	200,000	12,027,462
Scottish & Southern Energy plc	United Kingdom	400,000	11,070,411
Southern Co. *	United States	99,200	3,513,461
TERNA SpA	Italy	2,000,000	8,301,375
Westar Energy, Inc.	United States	500,000	11,040,000

			212,345,840

Gas Utilities 3.0%
Enagas SA	Spain	300,000	7,727,247
Questar Corp. *	United States	290,200	15,345,776

			23,073,023

Independent Power Producers & Energy Traders 2.4%
Constellation Energy Group, Inc. *	United States	153,144	12,735,455
Drax Group plc	United Kingdom	400,002	5,746,420

			18,481,875

Multi-Utilities 26.3%
Avista Corp.	United States	101,900	2,304,978
CenterPoint Energy, Inc. *	United States	57,600	904,216
Energy East Corp.	United States	500,000	12,495,000
GDF Suez SA	France	859,089	53,650,921
National Grid plc	United Kingdom	2,000,000	26,354,495
PG&E Corp. *	United States	140,000	5,394,200
Public Service Enterprise Group, Inc. *	United States	346,523	14,484,661
Sempra Energy *	United States	85,000	4,769,124
Suez Environnement SA	France	225,000	6,488,506
United Utilities Group plc	United Kingdom	4,250,000	58,390,487
United Utilities Group plc, B Shares * + 1	United Kingdom	5,500,000	18,530,777

			203,767,365

Water Utilities 0.8%
American Water Works Co., Inc.	United States	275,000	5,293,750
Pennichuck Corp.	United States	59,200	1,379,360

			6,673,110

Total Common Stocks (cost $743,480,127)			676,347,273

PREFERRED STOCKS 11.9%
FINANCIALS 5.6%
Capital Markets 0.9%
Credit Suisse Guernsey, 7.90%	United Kingdom	150,000	3,721,875
Merrill Lynch & Co., Inc., 8.625%	United States	150,000	3,148,875

			6,870,750

Commercial Banks 2.3%
Barclays plc, 8.125%	United Kingdom	100,000	2,390,000
KeyCorp, Ser. A, 7.75%	United States	50,000	4,668,500
National Bank of Greece SA, 9.00%	Greece	50,000	1,269,500
SunTrust Capital IX, 7.875%	United States	181,400	4,262,900
Wells Fargo Capital XII, 7.875%	United States	200,000	5,072,000

			17,662,900

Consumer Finance 0.7%
Deutsche Bank Contingent Capital Trust V, 8.05%	United States	150,000	3,711,750
Fifth Third Capital Trust VII, Var. Rate Pfd.	United States	75,000	1,553,625

			5,265,375

2

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
FINANCIALS continued
Diversified Financial Services 0.2%
ING Groep NV, 8.50%	Netherlands	75,000	$1,875,000

Insurance 0.5%
Allianz SE, 8.375%	Germany	50,000	1,250,500
Prudential Financial, Inc., 9.00%	United States	100,000	2,511,000

			3,761,500

Real Estate Investment Trusts 1.0%
Thornburg Mortgage, Inc., 7.50%	United States	1,590,800	7,874,460

MATERIALS 0.2%
Chemicals 0.2%
E.I. DuPont de Nemours & Co., 4.50%	United States	22,700	1,817,419

UTILITIES 6.1%
Electric Utilities 5.2%
Alabama Power Co., 5.20%	United States	90,800	1,867,075
Alabama Power Co., Ser. A, 5.30%	United States	100,000	2,030,000
Carolina Power & Light Co., 5.00%	United States	2,000	169,813
Connecticut Light & Power Co., Ser. 1949, 2.20%	United States	36,625	1,448,977
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	21,124	862,784
Consolidated Edison, Inc., Ser. A, 5.00%	United States	61,450	5,245,986
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	5,055,092
Entergy Arkansas, Inc., 4.32%	United States	7,130	546,336
Entergy Arkansas, Inc., 4.56%	United States	167	13,506
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	3,578	289,371
Entergy Mississippi, Inc., 4.36%	United States	3,248	254,765
Entergy Mississippi, Inc., 4.56%	United States	500	41,016
Entergy Mississippi, Inc., 4.92%	United States	10,000	885,000
Entergy New Orleans, Inc., 4.36%	United States	153	10,801
Entergy New Orleans, Inc., 4.75%	United States	3,529	266,440
Exelon Corp., 3.80%	United States	18,225	1,303,087
Exelon Corp., 4.68%	United States	7,240	559,290
Florida Power Corp., 4.60%	United States	10,900	883,922
Hawaiian Electric, Inc., Ser. J, 4.75%	United States	55,000	880,000
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,874,376
MidAmerican Energy Co., 4.35%	United States	13,017	1,022,648
Pacific Enterprises, 4.40%	United States	19,840	1,571,701
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,736,128
South Carolina Electric & Gas Co., 5.00%	United States	2,000	96,950
Southern California Edison Co., 4.78%	United States	30,000	615,000
Southern California Edison Co., Ser. B, 4.08%	United States	2,200	38,962
Southern California Edison Co., Ser. D, 4.32%	United States	31,000	582,800
Union Electric Co., 5.50%	United States	973	94,503
Union Electric Co., 7.64%	United States	21,350	2,176,366
Wisconsin Public Service Corp., 5.08%	United States	8,190	762,438
Xcel Energy, Inc., 3.60%	United States	6,000	413,850
Xcel Energy, Inc., 4.16%	United States	35,180	2,910,265
Xcel Energy, Inc., 4.56%	United States	19,880	1,743,973

			40,253,221

Gas Utilities 0.3%
Public Service Electric & Gas Co., 4.08%	United States	8,970	652,343
Public Service Electric & Gas Co., 4.18%	United States	1,260	94,563
Public Service Electric & Gas Co., 5.28%	United States	5,900	550,913
Washington Gas Light Co., 5.00%	United States	13,570	1,278,549

			2,576,368

3

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group, Inc., Ser. A, 8.625%	United States	170,000	$4,244,900

Total Preferred Stocks (cost $124,557,987)			92,201,893

CLOSED-END MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cost $700,700)	United States	22,000	498,740

Total Investments (cost $868,738,814) 99.1%			769,047,906

SECURITIES SOLD SHORT (0.2%)
TELECOMMUNICATION SERVICES (0.1%)
Diversified Telecommunication Services (0.1%)
Alaska Communications Systems Group, Inc.	United States	(95,000)	(1,210,300)

UTILITIES (0.1%)
Water Utilities (0.1%)
Pennon Group plc	United Kingdom	(50,000)	(633,876)

Total Securities Sold Short (proceeds $1,865,268)			(1,844,176)

Other Assets and Liabilities 1.1%			8,596,583

Net Assets 100.0%			$775,800,313

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
µ	All or a portion of this security is pledged as collateral for written call options.
1	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

United States	46.2%
United Kingdom	20.5%
Italy	8.8%
Australia	8.8%
France	7.8%
Germany	3.1%
Spain	2.6%
Finland	1.1%
Canada	0.9%
Netherlands	0.2%

100.0%

Open call options written as of July 31, 2008 were as follows:

Expiration Date	Index/Security	Number of Contracts	Strike Price	Market Value	Premiums Received

08/16/2008	AEX Index	555	412 EUR	$224,935	$265,578
08/16/2008	CAC 40 Index	513	4,454 EUR	417,745	268,931
08/16/2008	Cbeyond, Inc.	275	20 USD	5,500	15,950
08/16/2008	DAX Index	687	6,671 EUR	208,503	207,474
08/16/2008	Morgan Stanley Cyclical Index	409	905 USD	234,357	217,997
08/16/2008	S&P 500 Index	274	1,319 USD	112,362	188,950
08/16/2008	S&P MIB Index	313	29,214 EUR	165,424	227,687
08/16/2008	Swiss Market Index	521	7,133 CHF	631,867	187,073
08/16/2008	UKX Index	325	5,621 GBP	89,726	225,909

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $868,738,814. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,718,085 and $119,408,993, respectively, with a net unrealized depreciation of $99,690,908.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

4

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: September 24, 2008